UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter End: December 31, 2001



                          Grover Capital Advisors, LLC
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Name of Institutional Investment Manager



                767 Third Avenue                    New York      NY     10017
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Business Address             (Street)                (City)      (State)  (Zip)



13F File Number: ___________


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.



Name, Title and Telephone Number of Person Submitting Report:

Lee Peretzman                   Controller                       (212) 421-8976
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(Name)                            (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Lee Peretzman
---------------------------------
Lee Peretzman
767 Third Avenue, New York, NY  10017
2/14/02


Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers: None
                                  --------

List of Other Included Managers: None
                                -------

Form 13F Information Table Entry Total:  64
                                       ------

Form 13F Information Table Value Total: 144,275,000
                                       -------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          GROVER CAPITAL ADVISORS, LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/01



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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Action Performance Co. Inc.           COM       004933957      741    24200    PUT      24200              24200
Activision, Inc.                      COM       004930202      632    24300             24300              24300
Applebees Int'l Inc.                  COM       037899951    12825   375000    PUT     375000             375000
Avant Immunotherapeutics              COM       053491106     4238  1056813           1056813            1056813
Buckle, Inc.                          COM       118440106      533    23900             23900              23900
California Amplifier Inc.             COM       129900106      151    24400             24400              24400
Cardiac Sciences                      COM       141410209      150    33650             33650              33650
Cardinal Health Inc.                  COM       14149Y958     1882    29100    PUT      29100              29100
Cato Corp.                            CLA       149505106      604    31950             31950              31950
Cheesecake Factory                    COM       163072101      555    15950             15950              15950
Children's Place Retail Stores Inc.   COM       168905907      779    28700   CALL      28700              28700
Circuit City                          COM       172737108      832    32050             32050              32050
Coach Inc.                            COM       189754104     5299   135950            135950             135950
Delias Corp.                          COM       24688Q101     3654   589349            589349             589349
Federated Dept. Stores                COM       31410H101      397     9700              9700               9700
G III Apparel Group                   COM       36237H101     1288   184050            184050             184050
Goodrich Corp.                        COM       382388106      258     9700              9700               9700
Hartford Financial                    COM       416515904     3047    48500   CALL      48500              48500
Honeywell Int'l Inc.                  COM       438516906     1640    48500   CALL      48500              48500
Hot Topic Inc.                        COM       441339108      306     9750              9750               9750
Intel Corp.                           COM       458140900      764    24300   CALL      24300              24300
Intertan, Inc.                        COM       461120107     3637   289600            289600             289600
JP Morgan Chase & Co.                 COM       46625H950      488    19400    PUT      19400              19400
Kroger Co.                            COM       501044101     1924    92200             92200              92200
Kroger Co.                            COM       501044901      405    19400   CALL      19400              19400
MB Financial                          COM       55264U108     1494    54950             54950              54950
Martek Biosciences                    COM       572901106     5400   248262            248262             248262
Media Arts                            COM       58439C102      589   223800            223800             223800
Merrill Lynch                         COM       590188A65     2179    41800             41800              41800
Neose Technologies                    COM       640522108    10874   295950            295950             295950
Neotherapeutics                       COM       640656104      222    60628             60628              60628
Nortek Inc.                           COM       656559101    14974   536700            536700             536700
PF Changs                             COM       693334108     1811    38284             38284              38284
PF Changs                             COM       69333Y958      572    12100    PUT      12100              12100
Parker Drilling Co.                   COM       701081101     1085   294000            294000             294000
Pre-paid Legal Services               COM       740065107     1159    52940             52940              52940
Pre-paid Legal Services               COM       740065957     6432   293700    PUT     293700             293700
Pre-paid Legal Services               COM       740065907      574    26200   CALL      26200              26200
Price Communication Corp.             COM       741437905      464    24300   CALL      24300              24300
Prudential Financial                  COM       744320102      498    15000             15000              15000
Quicksilver Inc.                      COM       74838C106     3186   185250            185250             185250
Rare Hosp. Int'l                      COM       753820109     1411    62593             62593              62593
Restoration Hardware                  COM       760981100     6230   692302            692302             692302
Riddell                               COM       765670104     1021   463900            463900             463900
Ruby Tuesday                          COM       781182100     1921    93100             93100              93100
Scientific Games Corp.                CLA       808748109     2095   239400            239400             239400
Sears Roebuck & Co.                   COM       812387108     2087    43800             43800              43800
Signal Technology                     COM       826675100     2897   491000            491000             491000
Silicon Image Inc.                    COM       82705T102      503   133720            133720             133720
Sports Authority                      COM       849176102     3223   565300            565300             565300
Stride Rite Corp.                     COM       863314100     7675  1171600           1171600            1171600
Student Loan Corp.                    COM       863902102      419     5200              5200               5200
TJX Companies                         COM       872540109     1551    38900             38900              38900
Target                                COM       87612E106     1597    38900             38900              38900
VCA Antech Inc.                       COM       918914101      615    50750             50750              50750
Viisage Technology                    COM       92675K106      451    46191             46191              46191
Walgreen                              COM       931422959     1633    48500    PUT      48500              48500
Water Pik Technologies                COM       94113U100     5036   579500            579500             579500
Wells Fargo & Co.                     COM       949746901     1013    23300   CALL      23300              23300
Wet Seal Inc.                         CLA       961840105      228     9700              9700               9700
Wild Oats Markets                     COM       96808B107      241    24300             24300              24300
Wolverine World Wide                  COM       978097103      598    39750             39750              39750
Wyndham Int'l                         COM       983101106     2672  4771400           4771400            4771400
Zale Corp.                            COM       988858906      616    14700   CALL      14700              14700

